Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Basic earnings per share
Net income	$ 20,369	$ 16,240
Dividends on preferred shares and distributions on other equity instruments	(546)	(328)
Net income attributable to non-controlling interests	(7)	(10)
Net income available to common shareholders	$ 19,868	$ 15,908
Weighted average number of common shares (in thousands)	1,409,072	1,411,903
Basic earnings per share (in dollars)	$ 14.1	$ 11.27
Diluted earnings per share
Net income available to common shareholders	$ 19,868	$ 15,908
Weighted average number of common shares (in thousands)	1,409,072	1,411,903
Stock options	2,517	1,833
Issuable under other share-based compensation plans		19
Average number of diluted common shares (in thousands)	1,411,589	1,413,755
Diluted earnings per share (in dollars)	$ 14.07	$ 11.25
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 20,362	$ 16,230
Dividends on preferred shares and distributions on other equity instruments	$ (494)	$ (322)